Share Capital and Reserves (Tables)	3 Months Ended
Jun. 30, 2022
Share Capital and Reserves
Schedule of purchase options
June 30,				June 30,
2022				2021
	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options
Outstanding – beginning balance	0.05	2,000,000	0.05	2,000,000
Grant	0.12	3,480,000	-	-
Outstanding – ending balance	0.09	5,480,000	0.05	2,000,000

Schedule of options outstanding
	Options Outstanding			Options Exercisable
Exercise price	Expiry date	Weighted Average Remaining Contractual Life (years)	Number of Options	Weighted Average Remaining Contractual Life (years)	Number of Options

0.05	4-Oct-24	2.27	2,000,000	0.00	2,000,000
0.12	9-Mar-25	2.69	2,580,000	2.69	2,580,000
0.12	9-Mar-27	4.69	900,000	0.00	900,000
Total		2.87	5,480,000	2.87	5,480,000

Schedule of share purchase warrants
		June 30,	March 31,
	Exercise price	2022	2022
Issued pursuant to the Loan (note 9)	0.05	16,000,000	16,000,000
Issued pursuant to the Loan (note 9)	0.085	1,176,470	-
Exercised		(11,000,000)	(11,000,000)
Total		6,176,470	5,000,000